UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22612

Wakefield Alternative Series Trust

(Exact name of registrant as specified in charter)

700 17th Street, Suite 2400

Denver, CO 80202

(Address of principal executive offices) (Zip code)

(303) 454-5500

Registrant’s telephone number, including area code

Rhonda Mills

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end: June 30

Date of reporting period: September 10, 2012 - December 31, 2012

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

December 31, 2012

Wakefield Managed Futures Strategy Fund

www.WakefieldFunds.com | 1-855-243-1815

1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Shareholder Letter
December 31, 2012 (Unaudited)

Dear Shareholder:

The Wakefield Managed Futures Strategy Fund (the “Fund”) commenced investment operations on September 10, 2012. Currently, the Fund offers Class A Shares (WKFAX) and Class I Shares (WKFIX).

The period ending December 31, 2012 marked the Fund’s first fiscal quarter of trading. The performance of both A Shares and I Shares were down slightly from inception. Specifically, Class A Shares were -2.60% and Class I Shares were -2.60%. During this period, the Fund outperformed the Newedge CTA Index (the “Managed Futures Proxy”) which returned -3.86%. Conversely, the Fund underperformed the S&P 500® Total Return Index (the “Equities Index”) which returned +2.19% for the period.

The Fund’s objective is to generate “absolute returns” which refers to a strategy that pursues returns independent of a traditional benchmark, like a stock or bond index, by investing in alternative asset classes. The Fund seeks to achieve its investment goal by allocating assets to two principal strategies: (1) Managed Futures and (2) Fixed Income. Based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund allocates approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy. However, as market conditions change the portion allocated may be higher or lower.

The primary return driver of the Fund is the Managed Futures component. Managed Futures is a strategy within the “alternative investment” asset class, and generally refers to an actively managed investment approach in which a professional investment manager (“Commodity Trading Advisor”) manages assets directly or through underlying funds, utilizing a proprietary trading program and/or discretionary methodology. Depending on the specific focus and trading approach, portfolio diversification may be focused on a certain market/sector or may represent a globally diversified portfolio mix consisting of a wide array of futures, options and foreign exchange contracts.

Wakefield Advisors (“Wakefield), who acts as Portfolio Manager for the Fund, delegates the management of the Fund’s Managed Futures component to one or more Sub-Advisers (“Commodity Trading Advisors”). Wakefield oversees the identification, selection and ongoing monitoring of a diversified composite of Commodity Trading Advisors who employ a variety of Managed Futures strategies. Capital not allocated to Managed Futures is invested in a traditional fixed income strategy managed by sub manager, Logan Circle Partners.

Currently, the Fund accesses exposure to Commodity Trading Advisor programs with the DB Select platform, through a Total Return Swap transaction. DB Select is Deutsche Bank’s $5.5 billion market leading facility for liquid alternative strategies, including Managed Futures trading. As of December 31, 2012, Wakefield had selected eight independent Commodity Trading Advisors who received a specified allocation of the Fund’s Managed Futures component. Wakefield has strategically structured the underlying Managed Futures portfolio to achieve diversification of strategies, markets, geographic regions and investment methodologies with the overall goal of generating consistent, long-term performance to investors. An investment in the Fund is intended to balance an investor’s existing asset mix by providing a core diversifying component that has the potential to weather a variety of market and economic conditions and enhance overall portfolio returns.

We appreciate your participation in the Wakefield Managed Futures Strategy Fund and look forward to providing you with innovative alternative investment solutions.

Sincerely,

Patrick J. Kane	Patrick F. Hart III
Managing Member	Managing Member
Co-Portfolio Manager	Co-Portfolio Manager

Semi-Annual Report | December 31, 2012	1

Wakefield Managed Futures Strategy Fund	Portfolio Review
December 31, 2012 (Unaudited)

The Portfolio’s performance figures* for the period ended December 31, 2012, as compared to its benchmark:

	Six Months	One Year	Since Inception*
Wakefield Managed Futures Strategy Fund Class A	–	–	-2.60%
Wakefield Managed Futures Strategy Fund Class I	–	–	-2.60%
Newedge CTA Index	-2.20%	-2.94%	-3.86%
S&P 500 Total Return Index	5.94%	15.98%	2.19%

The performance data quoted here represents past performance and is not a guarantee of future results. Investment return and principal value of the fund’s shares will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance comparison includes reinvestment of all dividends and capital gains and current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses for Class A Shares are 2.30% (2.14% after fee waiver and reimbursement) and for Class I Shares are 2.05% (1.89% after fee waiver and reimbursement) Shares per the September 5, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-343-1815.

The Newedge CTA Index provides the market with a reliable daily performance benchmark of major commodity trading advisors (CTAs). The Newedge CTA Index calculates the daily rate of return for a pool of CTAs selected from the largest investible CTA program as measured by assets under management. Selection of the pool of qualified CTAs used in the construction of the index is conducted annually, with re-balancing on January 1st of each year. For 2012, there are 20 selected CTAs in the Newedge CTA Index.

The Newedge CTA Index allows market participants and investors to:

—	Measure aggregate CTA performance on a daily basis
—	Track the performance of a CTA (or a pool of CTAs) against the market
—	Assess the performance of Managed Futures Funds against an index with the same accuracy as is already possible for other asset classes.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of the 500 largest U.S. capitalization stocks and performance does not take into account charges, fees and other expenses. Please note, one cannot invest directly in an Index.

As with all mutual funds, there is the risk that you could lose money through your investment in the Wakefield Fund. Many factors affect the Wakefield Fund's net asset value and performance. The Wakefield Fund (the “Fund”) is a new mutual fund and has a limited history of operation. In addition, the Fund’s adviser has not previously managed a mutual fund. The Fund is not a Hedge Fund and does not invest in other Hedge Funds.

Patrick J. Kane and Patrick F. Hart III are Registered Representatives of ALPS Distributors, Inc.

* The Wakefield Managed Futures Strategy Fund began investment operations September 10, 2012 which is the inception date for Class A Shares and Class I Shares.

2	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Portfolio Review
December 31, 2012 (Unaudited)

Asset Allocation as of December 31, 2012

These allocations may not reflect the current or future position of the Fund.

Semi-Annual Report | December 31, 2012	3

Wakefield Managed Futures Strategy Fund	Disclosure of Fund Expenses
December 31, 2012 (Unaudited)

As a shareholder of the Wakefield Managed Futures Strategy Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2012 and held until December 31, 2012.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as sales charges, redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expense Ratio(a)	Expenses Paid During period 7/1/12 - 12/31/12(b)
Class A(c)
Actual	$ 1,000.00	$974.00	2.15%	$ 6.51
Hypothetical (5% return before expenses)	$ 1,000.00	$1,008.75	2.15%	$ 6.63
Class I(c)
Actual	$ 1,000.00	$974.00	1.90%	$ 5.75
Hypothetical (5% return before expenses)	$ 1,000.00	$1,009.51	1.90%	$ 5.86

(a)	The Fund’s expense ratios have been based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365.
(c)	The Wakefield Managed Futures Strategy Fund commenced operations on September 10, 2012.

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Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2012 (Unaudited)

Principal Amount		Value (Note 2)

AGENCY PASS-THROUGH SECURITIES: 4.55%
Federal Home Loan Mortgage Corp (FHLMC): 1.38%
	FHLMC
$250,000	0.500%, 02/21/14	$250,113
Federal National Mortgage Association (FNMA): 3.17%
	FNMA
250,000	0.500%, 09/19/14	250,204
75,000	0.625%, 09/04/15	75,049
250,000	0.700%, 04/23/15	250,391
		575,644

	Total Agency Pass-Through Securities (Cost $825,687)	825,757

ASSET-BACKED SECURITIES: 12.84%

	ARI Fleet Lease Trust 2012-B
135,061	0.509%, 06/15/16(a)	135,137
	Chase Issuance Trust
200,000	4.650%, 03/15/15	201,783
	Chesapeake Funding LLC
200,000	0.963%, 04/07/15(a)(b)	200,527
	CNH Equipment Trust
192,985	0.900%, 10/15/13	193,380
	Dryrock Issuance Trust
200,000	0.358%, 08/15/17(b)	200,072
	Ford Credit Auto Lease Trust
192,541	0.630%, 04/15/14	192,690
	GE Capital Credit Card Master Note Trust
100,000	0.756%, 01/15/17(b)	100,515
	GE Equipment Transportation LLC
122,000	0.620%, 08/24/15	122,186
	Harley-Davidson Motorcycle Trust 2012-1
200,000	0.680%, 07/15/15	200,677
	Navistar Financial 2012-A Owner Trust
140,000	0.850%, 06/18/14(a)	140,176

Semi-Annual Report | December 31, 2012	5

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2012 (Unaudited)

Principal Amount		Value (Note 2)
Federal National Mortgage Association (FNMA): 3.17% (continued)
	Nissan Master Owner Trust Receivables
$37,000	0.679%, 05/15/17(b)	$37,108
200,000	1.356%, 01/15/15(a)(b)	200,083
	Santander Drive Auto Receivables Trust 2011-1
119,411	0.940%, 02/18/14	119,438
	Santander Drive Auto Receivables Trust 2012-1
32,666	1.250%, 04/15/15	32,799
	SLM Student Loan Trust
89,947	0.395%, 04/26/21(b)	89,952
161,261	0.405%, 04/25/22(b)	161,261
		2,327,784

	Total Asset-Backed Securities (Cost $2,327,472)	2,327,784

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.68%
Federal Home Loan Mortgage Corp (FHLMC): 0.67%
	FHLMC, REMICS
117,742	2.500%, 10/15/18	121,154
Federal National Mortgage Association (FNMA): 1.01%
	FNMA, REMICS
141,996	3.000%, 12/25/20	147,612
35,265	5.000%, 02/25/35(b)	35,454
		183,066

	Total Collateralized Mortgage Obligations (Cost $303,664)	304,220

COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.58%

	American Tower Trust
55,000	5.420%, 04/15/14(a)	56,431
	Citigroup Commercial Mortgage Trust
150,000	4.733%, 10/15/41	158,856
	Greenwich Capital Commercial Funding Corp.
98,149	5.317%, 06/10/36(b)	102,365
	JP Morgan Chase Commercial Mortgage Securities Corp.
100,000	4.719%, 01/15/38	103,132

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Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2012 (Unaudited)

Principal Amount		Value (Note 2)
Federal National Mortgage Association (FNMA): 1.01% (continued)
	LB-UBS Commercial Mortgage Trust
$148,644	4.394%, 03/15/32	$148,764
144,253	4.799%, 12/15/29(b)	152,296
	Morgan Stanley Capital I Trust 2004-TOP13
105,000	4.660%, 09/13/45	108,068
		829,912

	Total Commercial Mortgage-Backed Securities (Cost $830,165)	829,912

CORPORATE BONDS: 25.49%

Basic Materials: 0.61%
	Rio Tinto Finance USA, Ltd., Sr. Unsec. Notes
100,000	8.950%, 05/01/14	110,608

Communications: 1.33%
	NBCUniversal Media, LLC, Sr. Unsec. Notes
100,000	2.100%, 04/01/14	101,862
	Telecom Italia Capital SA, Sr. Unsec. Notes
30,000	5.250%, 11/15/13	30,900
	Time Warner Cable, Inc., Sr. Unsec. Notes
100,000	7.500%, 04/01/14	108,388
		241,150

Consumer, Cyclical: 3.40%
	Costco Wholesale Corp., Sr. Unsec. Notes
100,000	0.650%, 12/07/15	100,119
	Johnson Controls, Inc., Sr. Unsec. Notes
100,000	0.723%, 02/04/14(b)	100,328
	Nissan Motor Acceptance Corp., Sr. Unsec. Notes
100,000	4.500%, 01/30/15(a)	107,003
	Staples, Inc., Sr. Unsec. Notes
100,000	9.750%, 01/15/14	108,747
	Walgreen Co., Sr. Unsec. Notes
100,000	0.810%, 03/13/14(b)	100,166
	Whirlpool Corp., Sr. Unsec. Notes, Series MTN
100,000	5.500%, 03/01/13	100,807
		617,170

Semi-Annual Report | December 31, 2012	7

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2012 (Unaudited)

Principal Amount		Value (Note 2)
Consumer, Non-cyclical: 1.96%
	Express Scripts Holding Co., Sr. Unsec. Notes
$100,000	2.750%, 11/21/14(a)	$103,207
	Quest Diagnostics, Inc., Sr. Unsec. Notes
100,000	1.160%, 03/24/14(b)	100,640
	Teva Pharmaceutical Finance III BV, Sr. Unsec. Notes
150,000	0.810%, 03/21/14(b)	150,646
		354,493

Energy: 0.66%
	BP Capital Markets PLC, Sr. Unsec. Notes
120,000	0.700%, 11/06/15	119,902

Financials: 14.52%
	American Express Centurion Bank, Sr. Unsec. Notes, Series FRN
250,000	0.760%, 11/13/15(b)	249,823
	BB&T Corp., Sr. Unsec. Notes
100,000	1.013%, 04/28/14(b)	100,661
	Berkshire Hathaway, Inc., Sr. Unsec. Notes, Series FRN
150,000	1.010%, 08/15/14(b)	151,609
	Caisse Centrale Desjardins du Quebec, Sr. Unsec. Notes
105,000	1.700%, 09/16/13(a)	105,812
	CDP Financial, Inc., Sr. Unsec. Notes
250,000	3.000%, 11/25/14(a)	261,401
	Citigroup, Inc., Sr. Unsec. Notes
100,000	6.000%, 12/13/13	104,809
	Credit Suisse New York, Sr. Unsec. Notes, Series FRN
250,000	1.265%, 01/14/14(b)	251,512
	General Electric Capital Corp., Sr. Unsec. Notes
100,000	1.338%, 07/02/15(b)	101,123
	JPMorgan Chase & Co., Sr. Unsec. Notes, Series FRN
150,000	0.964%, 10/15/15(b)	150,186
	Morgan Stanley, Sr. Unsec. Notes, Series FRN
100,000	1.916%, 01/24/14(b)	100,671
	PACCAR Financial Corp., Sr. Unsec. Notes, Series FRN
150,000	0.561%, 06/05/14(b)	150,373
	Pricoa Global Funding I, Sec. Notes
100,000	5.450%, 06/11/14(a)	106,841
	Royal Bank of Canada, Sr. Unsec. Notes, Series MTN1
150,000	0.630%, 04/17/14(b)	150,348
	SSIF Nevada LP, Sr. Unsec. Notes
100,000	1.005%, 04/14/14(a)(b)	100,592

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Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2012 (Unaudited)

Principal Amount		Value (Note 2)
Financials: 14.52% (continued)
	The Goldman Sachs Group, Inc., Sr. Unsec. Notes
$100,000	0.805%, 01/12/15(b)	$98,660
	The Goldman Sachs Group, Inc., Sr. Unsec. Notes, Series MTN
100,000	1.312%, 11/21/14(b)	100,326
	US Bank NA, Sub. Notes, Series BKNT
100,000	0.585%, 10/14/14(b)	100,111
	Wachovia Bank NA, Sub. Notes, Series BKNT
250,000	0.693%, 11/03/14(b)	249,376
		2,634,234

Industrials: 0.55%
	General Electric Co., Sr. Unsec. Notes
100,000	0.850%, 10/09/15	100,413

Technology: 0.80%
	Dell, Inc., Sr. Unsec. Notes, Series FRN
40,000	0.908%, 04/01/14(b)	40,236
	Xerox Corp., Sr. Unsec. Notes
105,000	1.130%, 05/16/14(b)	104,815
		145,051

Utilities: 1.66%
	Appalachian Power Co., Sr. Unsec. Notes
100,000	0.685%, 08/16/13(b)	100,144
	DTE Energy Co., Sr. Unsec. Notes
100,000	1.011%, 06/03/13(b)	100,200
	Northeast Utilities, Sr. Unsec. Notes
100,000	1.059%, 09/20/13(b)	100,524
		300,868

	Total Corporate Bonds (Cost $4,626,179)	4,623,889

MUNICIPAL BONDS: 3.54%

	Clearfield, Utah, Sales Tax Revenue Bonds, Prerefunded, FGIC
100,000	5.000%, 07/01/20	102,338

Semi-Annual Report | December 31, 2012	9

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2012 (Unaudited)

Principal Amount		Value (Note 2)
Utilities: 1.66% (continued)
	New York State Dormitory Authority, Personal Income Tax Revenue Bonds, Federally Taxable, General Purpose, Series G
$75,000	1.534%, 03/15/13	$75,175
	New York State Dormitory Authority, Personal Income Tax Revenue Bonds, Prerefunded, Series A
100,000	5.000%, 03/15/23	100,948
	State of Illinois, Ad Valorem Property Tax, General Obligation Unlimited, Federally Taxable
60,000	4.071%, 01/01/14	61,820
	State of Texas, Ad Valorem Property Tax (Veterans Land), General Obligation Unlimited, Federally Taxable
200,000	0.190%, 12/01/23(b)	200,000
	Tarrant Regional Water District (Texas Water Control and Improvement), Revenue Bonds
100,000	5.000%, 03/01/13	100,766
		641,047

	Total Municipal Bonds (Cost $641,077)	641,047

U.S. TREASURY BONDS & NOTES: 2.23%

	U.S. Treasury Notes
200,000	0.500%, 10/15/14	200,930
200,000	1.500%, 12/31/13	202,633
		403,563

	Total U.S. Treasury Bonds & Notes (Cost $403,513)	403,563

	Total Investments: 54.91% (Cost $9,957,757)	9,956,172

	Net Other Assets and Liabilities: 45.09%	8,175,412(c)

	Net Assets: 100.00%	$18,131,584

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Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2012 (Unaudited)

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,517,210, representing 8.37% of net assets.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at December 31, 2012.
(c)	Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP	Unrealized Depreciation
Deutsche Bank AG London Branch total return swap related to the Wakefield TRS Tracker Series A Index effective September 21, 2012 for 5 years unless earlier terminated. Return to the Fund is based on the total return of the Index which includes an index sponsor fee of 0.75% per annum on the notional amount of the Index. The notional amount of the Index is $ 16,946,056.	$(303,944)

Total Net Unrealized Depreciation on Swap Contract	$(303,944)

Investment Abbreviations:

AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
BKNT -	The Banker's Note, Inc.
BV -	Besloten Vennootschap is a Dutch private limited liability company.
FGIC -	Financial Guaranty Insurance Company
FRN -	Federal Reserve Note
LLC -	Limited Liability Company
LP -	Limited Partnership
Ltd. -	Limited
MTN -	Medium Term Note
NA -	National Association
PLC -	Public Limited Company
REMICs -	Real Estate Mortgage Investment Conduits
Sec. -	Secured
Sr. -	Senior
Sub. -	Subordinated
Unsec. -	Unsecured

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2012	11

Wakefield Managed Futures Strategy Fund	Consolidated Statement of Assets and Liabilities
December 31, 2012 (Unaudited)

ASSETS:
Investments, at value	$9,956,172
Deposit with broker for swap contracts	4,200,000
Cash	3,684,494
Receivable for shares sold	589,263
Interest receivable	32,555
Receivable due from advisor	20,662
Prepaid offering cost (Note 2)	71,269
Prepaid and other assets	17,648

Total assets	18,572,063

LIABILITIES:
Unrealized loss on swap contracts	303,944
Payable for shares redeemed	52,231
Payable for administration fees	12,542
Payable for audit and legal fees	30,502
Payable for fund servicing fees (Note 7)	22,225
Payable for distribution and service fees Class A	104
Payable for transfer agency fees	4,180
Payable to trustees	2,338
Payable for chief compliance officer fee	2,971
Accrued expenses and other liabilities	9,442

Total liabilities	440,479

NET ASSETS	$18,131,584

NET ASSETS CONSIST OF:

Paid-in capital	$18,512,191
Accumulated net investment loss	(75,078)
Net unrealized depreciation on investments and swap contracts	(305,529)

NET ASSETS	$18,131,584

INVESTMENTS, AT COST	$9,957,757

See Notes to Financial Statements.

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Wakefield Managed Futures Strategy Fund	Consolidated Statement of Assets and Liabilities
December 31, 2012 (Unaudited)

PRICING OF SHARES:
Class A:
Net Asset Value, offering and redemption price per share	$9.74
Net Assets	$562,388
Shares of beneficial interest outstanding	57,743
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price	$10.33

Class I:
Net Asset Value, offering and redemption price per share	$9.74
Net Assets	$17,569,196
Shares of beneficial interest outstanding	1,803,804

Semi-Annual Report | December 31, 2012	13

Wakefield Managed Futures Strategy Fund	Consolidated Statement of Operations
For the Period September 10, 2012 (Inception) to December 31, 2012 (Unaudited)

INVESTMENT INCOME:
Interest	$2,926

Total Investment Income	2,926

EXPENSES:
Investment advisory fees	57,439
Administrative fees	44,725
Fund servicing fees (Note 7)	22,225
Distribution and service fees Class A	231
Transfer agency fees	12,216
Legal and audit fees	30,502
Custodian fees	3,281
Trustees’ fees and expenses	5,338
Chief compliance officer fees	10,749
Offering costs (Note 2)	24,994
Other	11,475

Total expenses before waiver/reimbursement	223,175
Less fees waived/reimbursed by investment advisor (Note 6)
Class A	(8,441)
Class I	(136,730)

Total Net Expenses	78,004

NET INVESTMENT LOSS	(75,078)

Net change in unrealized depreciation of investments	(1,585)
Net change in unrealized depreciation on swap contracts	(303,944)

NET UNREALIZED LOSS ON INVESTMENTS	(305,529)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(380,607)

See Notes to Financial Statements.

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Wakefield Managed Futures Strategy Fund	Consolidated Statement of Changes in Net Assets

For the Period September 10, 2012 (Inception) to December 31, 2012 (Unaudited)
OPERATIONS:
Net investment loss	$(75,078)
Net change in unrealized depreciation on investments and swap contracts	(305,529)

Net decrease in net assets resulting from operations	(380,607)

SHARE TRANSACTIONS (Note 6):
Class A
Proceeds from sales of shares	569,397
Cost of shares redeemed, net of redemption fees	(49,540)
Class I
Proceeds from sales of shares	18,004,881
Cost of shares redeemed, net of redemption fees	(112,547)

Net increase from share transactions	18,412,191

Net increase in net assets	18,031,584

NET ASSETS:
Beginning of period	100,000

End of period*	$18,131,584

*Includes accumulated net investment loss of:	$(75,078)

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	57,881
Redeemed	(5,138)

Net increase in shares outstanding	52,743

Class I
Sold	1,810,334
Redeemed	(11,529)

Net increase in shares outstanding	1,798,805

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2012	15

Wakefield Managed Futures Strategy Fund – Class A	Consolidated Financial Highlights
For a share outstanding throughout the period presented.

	For the Period September 10, 2012 (Inception) to December 31, 2012 (Unaudited) (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.06)
Net realized and unrealized loss on investments	(0.22)

Total from investment operations	(0.28)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 6)	0.02

DECREASE IN NET ASSET VALUE	(0.26)

NET ASSET VALUE, END OF PERIOD	$9.74

TOTAL RETURN(c)	(2.60	%)(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$562

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	11.30	%(e)
Operating expenses including fee waivers/reimbursements	2.15	%(e)
Net investment loss including fee waivers/reimbursements	(2.05	%)(e)

PORTFOLIO TURNOVER RATE	0	% (d)

(a)	Per share amounts and ratios to average net assets include income and expenses of the WMFS Fund Limited (wholly-owned subsidiary), exclusive of the subsidiary's management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total return does not reflect the effect of sales charges.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

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Wakefield Managed Futures Strategy Fund – Class I	Consolidated Financial Highlights
For a share outstanding throughout the period presented.

	For the Period September 10, 2012 (Inception) to December 31, 2012 (Unaudited) (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.05)
Net realized and unrealized loss on investments	(0.21)

Total from investment operations	(0.26)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 6)	0.00	(c)

DECREASE IN NET ASSET VALUE	(0.26)

NET ASSET VALUE, END OF PERIOD	$9.74

TOTAL RETURN	(2.60	%)(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$17,569

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	5.30	%(e)
Operating expenses including fee waivers/reimbursements	1.90	%(e)
Net investment loss including fee waivers/reimbursements	(1.82	%)(e)

PORTFOLIO TURNOVER RATE	0	% (d)

(a)	Per share amounts and ratios to average net assets include income and expenses of the WMFS Fund Limited (wholly-owned subsidiary), exclusive of the subsidiary’s management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2012	17

Wakefield Managed Futures Strategy Fund	Consolidated Notes to Financial Statements
December 31, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The Wakefield Alternative Series Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on September 30, 2011 as a Delaware statutory trust. The Trust currently offers shares of beneficial interest (“shares”) of the Wakefield Managed Futures Strategy Fund (the “Fund”). The Fund commenced investment operations on September 10, 2012.

The Fund is a diversified portfolio which seeks to generate absolute returns. The Fund currently offers Class A shares, Class C shares and Class I shares. The Board of Trustees (the “Trustees”) may establish additional Funds and classes of shares at any time in the future without shareholder approval.

The Fund did not have any operations before September 10, 2012, other than those relating to the sale and issuance of 10,000 common shares, in the amount of 5,000 and 5,000 shares for Class A and Class I shares, respectively, to Wakefield Advisors, LLC (“Wakefield Advisors” or the “Advisor”). The Class C shares are currently not operational as of December 31, 2012.

NOTE 2 -SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates: The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the consolidated financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The consolidated financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2012.

Investments in a Wholly-Owned Subsidiary: The Wakefield Managed Futures Strategy Fund seeks exposure by investing in securities of limited partnerships, corporations, limited liability companies and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Funds") as well as in swap contracts and structured notes through investments in the WMFS Fund Limited, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Wakefield Advisors acts as investment advisor to the Fund and the investment advisor to the Subsidiary. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings.

Basis for Consolidation for the Wakefield Managed Futures Strategy Fund: The Subsidiary, a Cayman Islands exempted company, was incorporated on April 10, 2012 as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives. As a wholly-owned subsidiary of the

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Wakefield Managed Futures Strategy Fund	Consolidated Notes to Financial Statements
December 31, 2012 (Unaudited)

Fund, all assets and liabilities, income and expense of the portfolio are consolidated in the financial statements and financial highlights of the Fund. As of December 31, 2012, the net assets of the Fund are $18,131,584 of which $3,872,122, or 21.36% are represented in the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Portfolio Valuation: The net asset value (“NAV”) will be computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

U.S. Government and Agency Securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. All other debt securities having a remaining maturity of greater than 60 days, are typically valued by using market quotations or a matrix method provided by a pricing service. Debt securities having a maturity of less than 60 days are valued at amortized cost. If prices are not available from the pricing service, then the securities will be priced at “fair value”.

Swaps are priced based on valuations provided by an independent and/or executing broker, pricing service and/or Sub-Administrator if available. If a price is not available, then “fair-value” procedures will be used.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the high cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses: Expenses that are specific to a class of shares of the Fund are charged directly to that share class. All of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Offering Cost: Offering costs consisting primarily of legal fees related to preparing the initial registration statement, printing expenses for the initial registration statement and blue sky

Semi-Annual Report | December 31, 2012	19

Wakefield Managed Futures Strategy Fund	Consolidated Notes to Financial Statements
December 31, 2012 (Unaudited)

registration fees are deferred and will be amortized over a twelve month from the inception of Fund. As of December 31, 2012, $71,269 of offering costs remain to be amortized for the Fund.

Organizational Cost: Wakefield Advisors, on behalf of the Fund has assumed organizational costs of $35,840 for the Trust. The Advisor shall be entitled to recoup such amounts for a period of up to three years from the date such amounts were assumed.

Distributions: The Fund intends to distribute substantially all of its net investment income at least quarterly and net capital gains annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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Wakefield Managed Futures Strategy Fund	Consolidated Notes to Financial Statements
December 31, 2012 (Unaudited)

The following is a summary of each input used to value the Fund as of December 31, 2012:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Agency Pass-Through Securities	$–	$825,757	$–	$825,757
Asset-Backed Securities	–	2,327,784	–	2,327,784
Collateralized Mortgage Obligations	–	304,220	–	304,220
Commercial Mortgage- Backed Securities	–	829,912	–	829,912
Corporate Bonds	–	4,623,889	–	4,623,889
Municipal Bonds	–	641,047	–	641,047
U.S. Treasury Bonds & Notes	–	403,563	–	403,563

TOTAL	$–	$9,956,172	$–	$9,956,172

Other Financial Instruments(a) Liabilities:
Total Return Swap Contracts	$–	$(303,944)	$–	$(303,944)

TOTAL	$–	$(303,944)	$–	$(303,944)

(a)	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investment such as swap contracts.

NOTE 3 –DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following discloses the Fund’s use of derivative instruments and hedging activities.

The Fund may use derivatives (including futures, options and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that

Semi-Annual Report | December 31, 2012	21

Wakefield Managed Futures Strategy Fund	Consolidated Notes to Financial Statements
December 31, 2012 (Unaudited)

affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Market Risk Factors: In pursuit of its investment objective, the Fund seeks to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Swap Agreements: The Fund may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so,

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Wakefield Managed Futures Strategy Fund	Consolidated Notes to Financial Statements
December 31, 2012 (Unaudited)

possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. The Fund's maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Obligations under swap

Semi-Annual Report | December 31, 2012	23

Wakefield Managed Futures Strategy Fund	Consolidated Notes to Financial Statements
December 31, 2012 (Unaudited)

agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Wakefield Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Derivatives Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivatives instruments on the Consolidated Statement of Assets and Liabilities as of December 31, 2012:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	ASSET DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE	LIABILITIES DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE
Equity Contracts (Total Return Swaps)	Unrealized gain on swap contracts	$–	Unrealized loss on swap contracts	$303,944

		$–		$303,944

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Wakefield Managed Futures Strategy Fund	Consolidated Notes to Financial Statements
December 31, 2012 (Unaudited)

The effect of derivatives instruments on the Statement of Operations for the period ended December 31, 2012:

Derivatives Instruments	Location of Loss on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Loss on Derivatives Recognized in Income
Equity Contracts (Total Return Swaps)	Net change in unrealized depreciation on swap contracts	$–	$(303,944)

		$–	$(303,944)

NOTE 4-TAX BASIS INFORMATION

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of December 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Wakefield Managed Futures Strategy Fund
Gross appreciation (excess of value over tax cost)	$2,835
Gross depreciation (excess of tax cost over value)	(4,420)

Net unrealized depreciation	$(1,585)

Cost of investments for income tax purposes	$9,957,757

NOTE 5-SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding U.S. Government Obligations short-term securities during the period ended December 31, 2012, were as follows:

Cost of Investments Purchased	Proceeds From Investments Sold
$8,730,860	$0

Purchases and sales of securities, including U.S. Government Obligations during the period ended December 31, 2012, were as follows:

Cost of Investments Purchased	Proceeds From Investments Sold
$1,229,331	$0

Semi-Annual Report | December 31, 2012	25

Wakefield Managed Futures Strategy Fund	Consolidated Notes to Financial Statements
December 31, 2012 (Unaudited)

NOTE 6-BENEFICIAL INTEREST TRANSACTIONS

The Trust has an unlimited number of shares with no par value per share. The Fund charges a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares in the Fund. The Fund received $501 in redemption fees during the period ended December 31, 2012.

Principal Shareholders: A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. As of December 31, 2012, the following were shareholders that owned greater than 5% or greater of any class of the Fund’s outstanding shares:

Wakefield Advisors LLC

NFS LLC

Oppenheimer & Co., Inc.

NOTE 7 -INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANACTIONS

Wakefield Advisors serves as the investment advisor to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) with the Fund, Wakefield Advisors is entitled to an investment advisory fee, computed daily and payable monthly of 1.40% of the average daily net assets.

The Trust and Wakefield Advisors have entered into an investment sub-advisory agreement with and Logan Circle Partners, L.P. (“Logan Circle Partners” or the “Sub-Advisor”). Pursuant to this agreement, the Advisor pays the Sub-Advisor a monthly fee that varies depending on the amount of assets under the Sub-Advisor’s management.

The Advisor has contractually agreed to waive management fees and/or reimburse the Fund for expenses it incurs, at least until May 24, 2013, but only to the extent necessary to maintain the Fund's total annual operating expenses (including offering and organization costs) after fee waivers and/or reimbursement (excluding 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) at 1.89% of the average daily net assets with respect to each share class. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees. For the period ended December 31, 2012 the fee waivers and/or reimbursements were $145,171.

As of December 31, 2012, waivers or reimbursements (including offering costs and the previously waived organizational costs) that may potentially be made by the Fund to the Advisor were as follows:

Expiring	Amount
May 24, 2016	$ 35,840
June 30, 2016	145,171

$181,011

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Wakefield Managed Futures Strategy Fund	Consolidated Notes to Financial Statements
December 31, 2012 (Unaudited)

Distribution Agreement: ALPS Distributors, Inc. (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust. The offering of the Fund’s shares is continuous.

The Fund has adopted a Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 of the 1940 Act, allows the Fund to pay for the sale and distribution of its shares at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A shares and up to 1.00% of the Fund’s average daily net assets attributable to Class C shares.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”) serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to the Fund, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Transfer Agency and Service Agreement: ALPS serves as transfer agent and dividend disbursing agent to the Fund pursuant to a Transfer Agency and Service Agreement with the Trust. Under the Transfer Agency and Service Agreement, ALPS has agreed to: (i) issue and redeem shares of the Fund; (ii) make dividend payments and other distributions to shareholders of the Fund; (iii) responds to correspondence by the Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Fund.

Acquired Fund Fees and Expenses: The Subsidiary has entered into a separate contract with Pyxis Global Financial Services, LLC (“Pyxis”) pursuant to which the Subsidiary pays for fund services at the following notional asset levels and annual rates; notional asset levels of $156,000,000 or less the monthly minimum of $6,500, $156,000,001 to $500,000,000 at 0.05%, $500,000,001 to $1,000,000,000 at 0.03%, and $1,000,000,001 and greater at 0.02%. The fees are due and payable to Pyxis monthly.

Wakefield Advisors is responsible for the Subsidiary's day-to-day business pursuant to an investment advisory agreement with the Subsidiary. Under this agreement, the Advisor provides the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund. The advisory agreement with the Subsidiary provides for automatic termination upon the termination of the investment advisory agreement with respect to the Fund. The Fund pays the Advisor a fee for its services. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless it first obtains the prior approval of the Fund's Board of Trustees for such termination.

The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Wakefield Fund. The Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency and audit services that it receives.

Semi-Annual Report | December 31, 2012	27

Wakefield Managed Futures Strategy Fund	Consolidated Notes to Financial Statements
December 31, 2012 (Unaudited)

NOTE 8-INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9-TRUSTEE AND OFFICERS

The Fund does not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Wakefield Advisor or its affiliates, except as noted below. As of December 31, 2012, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each and “Independent Trustee”). The Fund pays each Independent Trustee an annual fee of $4,000, as well as reimbursement for any reasonable expenses incurred attending the meetings. The Trust does not have a bonus, profit sharing, pension or retirement plan.

NOTE 10-NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the FASB issued Account Standards Update 2011-11 “Disclosures about Offsetting Assets and Liabilities” to expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

28	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Additional Information
December 31, 2012 (Unaudited)

1. PROXY VOTING GUIDELINES

Wakefield Advisors is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that Wakefield Advisors uses in fulfilling this responsibility and information regarding how those proxies were voted since inception are available without charge upon request by calling 1-855-243-1815. These items are also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO DISCLOSURE

Wakefield Advisors files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-855-243-1815. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. APPROVAL OF AGREEMENTS

Consideration and Approval of Revised Management Agreement

At an in person meeting held August 1, 2012, the Trustees reviewed a memorandum noting specific factors the Trustees should consider in evaluating an investment advisory contract, which include, but are not limited to, the following: the investment performance of the Fund and other accounts managed by the investment adviser; the nature, extent and quality of the services to be provided by the investment adviser to the Fund; the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders. The Trustees noted they had previously approved the Management Agreement with the Adviser, but that certain potential changes to the level and scope of potential payments by the Adviser to sub-advisers might be deemed material changes and therefore out of an abundance of caution warranted re-approval of the Management Agreement. The Trustees reviewed their prior deliberations as well making new deliberations as to the approval of the Management Agreement, which are summarized below.

Nature, Extent and Quality of Services. The Trustees reviewed Wakefield Advisors' responses to an investment adviser questionnaire and the proposed Management Agreement between the Trust and Wakefield Advisors, copies of which had previously been supplied to the Trustees for their review. As to Wakefield Advisors' business and the qualifications of its personnel, the Trustees reviewed a draft of Wakefield Advisors' adviser registration statement on Form ADV (Parts I and II). Next, the Trustees discussed the experience of the portfolio managers, noting their many years of experience in asset management services.

Furthermore, as to the nature, extent and quality of the services to be provided by Wakefield Advisors to the Fund, the Trustees considered that, under the terms of the Management Agreement, the Adviser would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Adviser in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund, consistent with the Fund's investment objective and policies. They noted that the Adviser will also provide substantially similar services to the Fund's subsidiary without compensation. The Adviser will determine or arrange for others to determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund's assets to be held

Semi-Annual Report | December 31, 2012	29

Wakefield Managed Futures Strategy Fund	Additional Information
December 31, 2012 (Unaudited)

uninvested, subject always to the Fund's investment objective, policies and restrictions, as each of the same shall be from time to time in effect, and subject further to such policies and instructions as the Board may from time to time establish. The Adviser will furnish such reports, evaluations, information or analyses to the Trust as the Board of Trustees of the Trust may request from time to time or as the Adviser may deem to be desirable. The Adviser also will advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board and the appropriate committees of the Board regarding the conduct of the business of the Trust. The Adviser may delegate any of the responsibilities, rights or duties described above to one or more persons, provided the Adviser notifies the Trust and agrees that such delegation does not relieve the Adviser from any liability thereunder.

The Trustees noted that Wakefield Advisors had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund's investment policies and limitations, as well as federal securities laws. Additionally, they noted that Wakefield has adequate resources to access the necessary research and concluded the portfolio manager's prior experience would apply equally well to a mutual fund setting.

Mr. Kane of the Adviser then described the Fund's strategy and the experience of Wakefield Advisors' employees in selecting managed futures investments products. Mr. Kane then discussed the various distribution platforms and other outlets for distributing the Fund, as well as the overall marketing plan, including the Adviser's expectation that it would pay a fee to its affiliated broker-dealer for assistance in selling shares of the Fund. The Board asked questions regarding the selection of a sub-adviser to manage the Fund's fixed-income portion of the portfolio, which Mr. Kane answered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Management Agreement.

Performance. Because the Adviser has not yet begun advising the Fund, the Trustees could not consider the investment performance. The Board also noted that the adviser did not have accounts that are substantially similar to the proposed Fund to provide investment performance information. The Board concluded the proposed investment strategy and the Adviser's investment process suggests it is qualified to manage the Fund.

Fees and Expenses. As to comparative fees and expenses, the Trustees considered the management fee to be paid to Wakefield Advisors and compared those fees to management fees paid by funds in a peer group derived from a Morningstar database of funds employing a managed futures strategy. The Board noted that the Aadviser would charge a 1.40% annual advisory fee for the Fund, based on the average net assets of the Fund. The Trustees concluded that the Fund's advisory fee, while slightly above the peer group average of 1.31%, is in a range of reasonable fees that range from 0.75% to 2.99% when compared to a group of similar mutual funds that employ a managed futures strategy. The Trustees further noted that because the Adviser will employ a fixed income sub-adviser at its own expense and that the Adviser's investment approach may command a significant amount of the Adviser's resources. The Board also noted the Fund's projected total expenses, after taking into account the effect of an expense limitation of 1.89% (which excludes 12b-1 fees and certain other expenses), to be provided by the Adviser, were below the average total fees and expenses when compared to the level paid by a reference group of other similarly managed mutual funds. The Trustees concluded that the Fund's management fee was acceptable in light of the quality of services the Fund expected to receive from Wakefield Advisors and indirectly from the sub-adviser and in light of the level of fees paid by funds in the peer group.

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Wakefield Managed Futures Strategy Fund	Additional Information
December 31, 2012 (Unaudited)

Profitability. As to the costs of the services to be provided and the profits to be realized by Wakefield Advisors, the Trustees reviewed Wakefield Advisors' estimates of its profitability and its financial condition, and discussed the same issues with Mr. Kane. The Trustees noted the Adviser will pay the compensation and expenses of any persons rendering any services to the Trust who are directors, officers, employees, or members of the Adviser and will make available, without expense to the Fund, the services of such of the Adviser's employees as may duly be elected trustees or officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law. The compensation and expenses of any trustees, officers and employees of the Trust who are not directors, officers, employees, members or stockholders of the Adviser will be paid by the Fund. The Adviser will pay advertising, promotion and other expenses incurred in connection with the Fund's shares to the extent such expenses are not permitted to be paid by the Fund under any distribution expense plan or any other permissible arrangement that may be adopted in the future, and will make available, without expense to the Fund, the services of such of the Adviser's employees as may duly be elected trustees or officers of the Trust. Notwithstanding the foregoing, the Adviser is not obligated to pay the compensation or expenses of the Independent Trustees. They noted that Wakefield Advisors expected net losses during the first year of operations and continuing losses should the Fund fail to attract sufficient assets. They also noted that the Adviser does not expect any benefits from other relationships with the Fund, but that Mr. Hart may receive indirect benefits from his ownership interest in Pyxis, which provides administrative type services to WMFS Fund Limited, the Fund’s subsidiary. Next, the Trustees noted the profit-reducing impact of the proposed expense limitation agreement and explained that the Adviser has agreed to cap the Fund's expenses at 1.89%, excluding certain expense items and excluding the Fund's 12b-1 fees. Based on their review, the Trustees concluded that they were satisfied that Wakefield's expected level of profitability from its relationship with the Fund was not excessive.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that breakpoints may be an appropriate way for Wakefield Advisors to share its economies of scale with a Fund and its shareholders if it experiences a substantial growth in assets such when assets exceed $100,000,000. It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its, breakpoints as a means of sharing economies of scale was not relevant to the Advisory Agreement at this time.

Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Management Agreement and concluded that the advisory fees are reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Consideration and Approval of Revised Sub-Advisory Agreement

The Trustee noted that the same factors that the Board considered with respect to the approval of the Management Agreement would apply to its consideration of the Sub-Advisory Agreement. The Trustees noted they had previously approved the Sub-Advisory Agreement between the Adviser and sub-adviser, but that certain potential changes to the level and scope of potential payments by the Adviser to sub-advisers might be deemed to be a material change and, therefore, out of an abundance of caution warranted re-approval of the Sub-Advisory Agreement. The Trustees reviewed their prior deliberations as well making new deliberations as to the approval of the Sub-Advisory Agreement, which are summarized below.

Semi-Annual Report | December 31, 2012	31

Wakefield Managed Futures Strategy Fund	Additional Information
December 31, 2012 (Unaudited)

The Trustees reviewed the responses to an investment adviser questionnaire from Logan Circle Partners, L.P. ("Logan Circle" or the "Sub-Adviser") and the proposed Sub-Advisory Agreement between the Sub-Adviser and Wakefield Advisors, copies of which had previously been supplied to the Trustees for their review. As to Logan Circle's business and the qualifications of its personnel, the Trustees reviewed a copy of Logan Circle's adviser registration statement on Form ADV (Parts I and II). Next, the Trustees discussed the experience of Logan Circle's portfolio managers, noting their many years of experience. Additionally, the Trustees noted that Logan Circle is not affiliated with the transfer agent or custodian and therefore does not derive any benefits from the relationships those parties have with the Trust.

Nature, Extent and Quality of Services. As to the nature, extent and quality of the services to be provided by Logan Circle to the Fund, the Trustees considered that, under the terms of the Sub-Advisory Agreement, the Sub-Adviser would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Sub-Adviser in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the portion of the Fund's assets for which it is responsible, consistent with the Fund's investment objective and policies.

The Trustees noted that Logan Circle had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund's investment policies and limitations, as well as federal securities laws. Additionally, they noted that Logan Circle has adequate resources to access the necessary research and noted the portfolio manager's prior experience. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Sub-Advisory Agreement.

Performance. Because the sub-adviser has not yet begun advising the Fund, the Trustees could not consider the investment performance. However, the Board considered past performance of the sub-adviser using the sub-adviser's composite of "Cash Plus Fixed Income" accounts which are managed using a strategy similar to that to be employed for the Fund's fixed income portfolio. The Board concluded that the past performance summary appeared to be reasonably representative of the other accounts managed by the Sub-Adviser and demonstrates above-index historical performance. The Trustees agreed that the Sub-Adviser's past performance suggests it is qualified to serve as sub-adviser to the Fund.

Profitability. As to the costs of the services to be provided and the profits to be realized by Logan Circle, the Trustees reviewed Logan Circle's estimates of its profitability and its financial condition. They noted that under the Sub-Advisory Agreement, the costs incurred for the services Logan Circle provides will vary based on the size of the Fund. The Board noted that the fees received by Logan Circle will not have an impact on the Fund's management fee or expense ratio. Based on their review, the Trustees concluded that they were satisfied that Logan Circle's expected level of profitability from its relationship with the Fund was not excessive.

Fees and Expenses. As to comparative fees and expenses, the Trustees considered the management fee to be paid to Logan Circle and compared those fees to management fees paid by other accounts managed by Logan Circle. The Trustees noted that the minimum annual fee under the Sub-Advisory

Agreement was lower than the minimum fee charged to Logan Circle's other clients. The Trustees concluded that the sub-advisory fee was acceptable in light of the quality of services the Fund expected to receive from Logan Circle and the level of fees paid by Logan Circle's other clients.

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Wakefield Managed Futures Strategy Fund	Additional Information
December 31, 2012 (Unaudited)

Economies of Scale. As to economies of scale, the Trustees noted that the Sub-Advisory Agreement contains breakpoints that reduce the fee rate on assets above specified levels. The Trustees agreed that breakpoints are an appropriate way for Logan Circle to indirectly share its economies of scale if the Fund experiences a substantial growth in assets and that if breakpoints were achieved, these benefits to the Adviser would be considered by the Board when the Adviser's contract is renewed and fees are again examined.

Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement and concluded that the sub-advisory fees are reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Semi-Annual Report | December 31, 2012	33

Must be preceded or accompanied by a prospectus.

Fund distributed by ALPS Distributors, Inc.

Item 2. Code of Ethics.

Not applicable to this report.

Item 3. Audit Committee Financial Expert.

Not applicable to this report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6. Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this
Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant.

Item 10. Submission of Matters to Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification of the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wakefield Alternative Series Trust

By:	/s/ Patrick F. Hart III
Patrick F. Hart III, President
(Principal Executive Officer)
Date:	March 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick F. Hart III
Patrick F. Hart III, President
(Principal Executive Officer)
Date:	March 6, 2013

By:	/s/ Patrick J. Kane
Patrick J. Kane, Treasurer
(Principal Financial Officer)
Date:	March 6, 2013